PENSION PLAN (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Disclosure of obligations and plan assumptions

As at December 31
($ millions)	2021	2020
Registered defined benefit net (asset) obligation	(11)	26
Supplemental defined benefit net obligation	17	18
Net employee benefit obligations	6	44
Principal actuarial assumptions used:

As at December 31
(weighted average percent)	2021	2020
Discount rate	3.2	2.6
Future pension earning increases	4.0	4.0
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

As at December 31
(years)	2021	2020
Longevity at age 65 for current pensioners
Males	22.0	21.9
Females	24.3	24.3
Longevity at age 65 for current member aged 45
Males	23.0	22.9
Females	25.3	25.2

Disclosure of analysis of present value of defined benefit obligations
Defined Benefit Obligations

As at December 31 ($ millions)	2021		2020
	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations	—	17	—	18
Present value of funded obligations	257	—	278	—
Total present value of obligations	257	17	278	18
Fair value of plan assets	268	—	252	—
Recognized defined benefit assets (obligations)	11	(17)	(26)	(18)

Disclosure of fair value of plan assets	Registered Defined Benefit Pension Plan Assets Comprise

As at December 31
(Percent)	2021	2020
Equity securities	61	63
Debt	39	37
	100	100

Disclosure of movement in benefit obligation and plan assets, recognized expenses, and actuarial gains and losses
Movement in the Present Value of the Defined Benefit Pension Obligation

	2021		2020
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	278	18	250	16
Benefits paid by the plan	(28)	(1)	(28)	(2)
Current service costs	27	1	18	1
Interest expense	7	1	8	1
Actuarial (gains) losses in other comprehensive income	(27)	(2)	30	2
Defined benefit obligations at December 31	257	17	278	18
Movement in the Present Value of Registered Defined Benefit Pension Plan Assets

($ millions)	2021	2020
Fair value of plan assets at January 1	252	231
Contributions paid into the plan	23	23
Benefits paid by the plan	(28)	(28)
Return on plan assets	15	18
Interest income	6	8
Fair value of registered plan assets at December 31	268	252
Expense Recognition in Earnings (Loss)

For the years ended December 31
($ millions)	2021	2020
Registered Plan
Current service costs	28	19
Interest on obligation	8	9
Interest on plan assets	(6)	(8)
	30	20
The expense is recognized in the following line items in the consolidated statement of comprehensive income (loss):

For the years ended December 31
($ millions)	2021	2020
Registered Plan
Operating expenses	16	10
General and administrative expense	14	10
	30	20
Actuarial Gains and Losses Recognized in Other Comprehensive Income (Loss)

	2021			2020
($ millions)	Registered Plans	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	(41)	(4)	(45)	(33)	(2)	(35)
Remeasurements:
Financial assumptions	19	2	21	(13)	(1)	(14)
Experience adjustments	2	—	2	(10)	(1)	(11)
Return on plan assets excluding interest income	11	—	11	15	—	15
Recognized gain (loss) during the period after tax	32	2	34	(8)	(2)	(10)
Balance at December 31	(9)	(2)	(11)	(41)	(4)	(45)